Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Loss
Net loss	$ 20,461	$ 9,856	$ 12,299
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(46)	4	(78)
Comprehensive loss	$ 20,415	$ 9,860	$ 12,221